Property and equipment, net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,205,611	$ 2,991,594
Less: accumulated depreciation and amortization	(951,020)	(798,405)
Total	254,591	2,193,189
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Subtotal	86,371	161,571
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	237,217	83,380
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	60,352	58,943
Computer and network equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	403,410	369,654
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	418,261	346,478
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 1,971,568